New and amended IFRS standards - Schedule of Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Operating lease commitments at December 31, 2018				$ 4,378
Minimum Lease Payments, Payable Under Noncancellable Operating Lease, Net				3,976
Lease commitments for short-term leases for which recognition exemption has been used				(15)
Lease Commitments For Low-value Leases For Which Recognition Exemption Has Been Used				0
Lease Commitments For Which Extension Options Are Reasonably Certain To Be Exercised				1,462
Total lease liabilities	$ 8,023	$ 3,467	$ 5,031	$ 5,423
Lease liabilities, short-term	1,029	1,002	924
Lease liabilities, long-term	$ 6,994	$ 2,465	$ 4,499